MATERIAL ACCOUNTING POLICIES - Schedule of Useful Life of Intangible Assets (Details)		12 Months Ended
	Jul. 06, 2022	Dec. 31, 2023
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible asset amortization periods (in years)	15 years
Top of range | Water and sewage concession rights
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible asset amortization periods (in years)		50 years
Top of range | Brand and trademarks
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible asset amortization periods (in years)		40 years
Top of range | Computer software
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible asset amortization periods (in years)		20 years
Top of range | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible asset amortization periods (in years)		20 years
Top of range | Proprietary technology
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible asset amortization periods (in years)		15 years